Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Entity Registrant Name	FLORA GROWTH CORP.
Entity Central Index Key	0001790169
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	A6
Entity Address Address Line 1	3406 SW 26th Terrace
Entity Address Address Line 2	Suite C-1
Entity Address City Or Town	Fort Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	954
Local Phone Number	842-4989
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address Address Line 1	3406 SW 26th Terrace
Entity Address Address Line 2	Suite C-1
Entity Address City Or Town	Fort Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33312
City Area Code	954
Local Phone Number	842-4989
Contact Personnel Name	Dany Vaiman